NOTES PAYABLE AND CONVERTIBLE DEBENTURES - NON-RELATED PARTIES (Details 3)	Sep. 30, 2016 USD ($)
Notes Payable [Abstract]
Remainder of 2016	$ 64,286
2017	293,013
2018	54,985
Total	$ 412,284